Schedule of Operations for Discontinued Operations (Detail) $ in Thousands	12 Months Ended
Apr. 30, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ (39,146)
Barnes & Noble Education, Inc | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales	238,983
Cost of sales and occupancy	186,697
Gross profit	52,286
Selling and administrative expenses	94,933
Depreciation and amortization	13,100
Operating loss from discontinued operations	(55,747)
Interest expense, net and amortization of deferred financing fees	3
Loss before income taxes from discontinued operations	(55,750)
Income tax benefit	(16,604)
Net loss from discontinued operations	$ (39,146)